Portfolio of Investments (unaudited)

As of January 31, 2020

	Shares	Value
LONG-TERM INVESTMENTS (102.0%)
COMMON STOCKS (100.8%)
AUSTRALIA (0.7%)
Consumer Staples (0.7%)
Treasury Wine Estates Ltd.(a)	877,600	$7,538,194

BRAZIL (2.5%)
Industrials (1.5%)
CCR SA	2,295,208	9,775,509
Rumo SA(b)	1,092,300	5,917,284
		15,692,793
Materials (1.0%)
Vale SA, ADR	834,500	9,788,685
Total Brazil		25,481,478

CANADA (2.5%)
Energy (1.4%)
Enbridge, Inc.(c)	350,300	14,246,701

Materials (1.1%)
Barrick Gold Corp.(c)	622,631	11,531,126
Total Canada		25,777,827

CHINA (0.8%)
Industrials (0.3%)
CRRC Corp. Ltd., Class H(a)	5,209,950	3,435,197

Real Estate (0.5%)
China Evergrande Group(a)	2,285,000	5,049,082
Total China		8,484,279

FINLAND (1.2%)
Information Technology (0.7%)
Nokia OYJ(a)	1,968,600	7,663,172

Materials (0.5%)
Stora Enso OYJ, R Shares(a)	376,200	4,883,263
Total Finland		12,546,435

FRANCE (5.2%)
Energy (0.8%)
TOTAL SA, ADR(c)	175,000	8,503,250

Financials (1.1%)
AXA SA(a)	424,900	11,298,753

See Notes to Portfolio of Investments.

Aberdeen Total Dynamic Dividend Fund

Portfolio of Investments (unaudited) (continued)

As of January 31, 2020

Industrials (2.0%)
Alstom SA(a)	196,119	$10,394,356
Bouygues SA(a)	252,000	9,956,439
		20,350,795
Utilities (1.3%)
Veolia Environnement SA(a)	471,600	13,912,377
Total France		54,065,175

GERMANY (3.3%)
Financials (1.1%)
Deutsche Boerse AG(a)	72,900	11,833,381

Health Care (1.1%)
Bayer AG(a)	144,500	11,596,918

Information Technology (1.1%)
Infineon Technologies AG(a)	506,800	10,887,555
Total Germany		34,317,854

HONG KONG (2.2%)
Financials (2.2%)
AIA Group Ltd.(a)	1,268,700	12,571,479
Hong Kong Exchanges & Clearing Ltd.(a)	316,700	10,405,948
Total Hong Kong		22,977,427

JAPAN (3.0%)
Financials (0.8%)
Mitsubishi UFJ Financial Group, Inc.(a)	1,722,400	8,843,864

Health Care (1.0%)
Shionogi & Co. Ltd.(a)	170,300	10,128,438

Real Estate (1.2%)
GLP J-REIT(a)	9,000	12,089,023
Total Japan		31,061,325

LUXEMBOURG (0.7%)
Materials (0.7%)
ArcelorMittal SA(c)	532,000	7,799,120

NETHERLANDS (1.0%)
Consumer Staples (1.0%)
Unilever NV(a)	170,600	9,954,880

NORWAY (0.9%)
Communication Services (0.9%)
Telenor ASA(a)	507,100	9,163,828

See Notes to Portfolio of Investments.

Aberdeen Total Dynamic Dividend Fund

Portfolio of Investments (unaudited) (continued)

As of January 31, 2020

SINGAPORE (1.2%)
Financials (1.2%)
Oversea-Chinese Banking Corp. Ltd.(a)	1,544,700	$12,155,409

SOUTH KOREA (1.4%)
Materials (1.4%)
LG Chem Ltd.(a)	51,100	14,248,700

SPAIN (2.6%)
Communication Services (1.3%)
Cellnex Telecom SA(a)(d)	266,000	13,229,552

Industrials (1.3%)
Ferrovial SA(a)	440,874	14,004,552
Total Spain		27,234,104

SWEDEN (1.8%)
Consumer Staples (1.1%)
Essity AB, Class B(a)	360,800	11,453,926

Financials (0.7%)
Swedbank AB, A Shares(a)	473,200	7,265,384
Total Sweden		18,719,310

SWITZERLAND (5.1%)
Consumer Staples (1.2%)
Nestle SA(a)	114,500	12,628,503

Financials (1.3%)
Zurich Insurance Group AG(a)	32,900	13,657,370

Health Care (2.6%)
Novartis AG(a)	135,700	12,819,321
Roche Holding AG(a)	42,100	14,123,217
		26,942,538
Total Switzerland		53,228,411

UNITED KINGDOM (7.3%)
Communication Services (2.2%)
Cineworld Group PLC(a)	3,865,000	9,021,290
Vodafone Group PLC(a)	7,073,800	13,898,019
		22,919,309
Energy (0.9%)
BP PLC, ADR(c)	274,100	9,903,233

Financials (1.2%)
Standard Chartered PLC(a)	1,459,800	12,138,877

Health Care (1.1%)
GlaxoSmithKline PLC, ADR	247,100	11,564,280

See Notes to Portfolio of Investments.

Aberdeen Total Dynamic Dividend Fund

Portfolio of Investments (unaudited) (continued)

As of January 31, 2020

Industrials (1.3%)
Melrose Industries PLC(a)	4,247,886	$13,018,448

Information Technology (0.6%)
Avast PLC(a)(d)	1,068,600	6,001,751
Total United Kingdom		75,545,898

UNITED STATES (57.4%)
Communication Services (2.5%)
Activision Blizzard, Inc.	159,300	9,315,864
Alphabet, Inc., Class C(b)(c)	11,200	16,063,376
		25,379,240
Consumer Discretionary (9.4%)
Aptiv PLC(c)	133,400	11,310,986
Dollar General Corp.(c)	80,600	12,364,846
Las Vegas Sands Corp.	190,800	12,461,148
Lennar Corp., Class A(c)	187,800	12,462,408
Lowe's Cos., Inc.(c)	115,500	13,425,720
Target Corp.(c)	126,000	13,953,240
TJX Cos., Inc. (The)(c)	182,400	10,768,896
Whirlpool Corp.(c)	74,800	10,933,516
		97,680,760
Consumer Staples (2.8%)
Kraft Heinz Co. (The)(c)	237,500	6,935,000
Molson Coors Brewing Co., Class B(c)	162,800	9,048,424
Mondelez International, Inc., Class A(c)	227,500	13,053,950
		29,037,374
Energy (3.1%)
EOG Resources, Inc.(c)	133,900	9,762,649
Kinder Morgan, Inc.(c)	610,500	12,741,135
Schlumberger Ltd.(c)	290,400	9,731,304
		32,235,088
Financials (6.8%)
American International Group, Inc.(c)	193,600	9,730,336
Bank of America Corp.(c)	395,200	12,974,416
Blackstone Group, Inc. (The), Class A	93,400	5,703,938
Charles Schwab Corp. (The)	319,100	14,535,005
Citigroup, Inc.(c)	169,800	12,634,818
Goldman Sachs Group, Inc. (The)	22,300	5,301,825
Huntington Bancshares, Inc.(c)	705,500	9,573,635
		70,453,973
Health Care (6.5%)
Allergan PLC(c)	59,200	11,049,088
Bristol-Myers Squibb Co.(c)	198,000	12,464,100
Eli Lilly & Co.	88,000	12,288,320
Medtronic PLC(c)	118,900	13,725,816
Pfizer, Inc.(c)	217,600	8,103,424
UnitedHealth Group, Inc.(c)	35,800	9,753,710
		67,384,458

See Notes to Portfolio of Investments.

Aberdeen Total Dynamic Dividend Fund

Portfolio of Investments (unaudited) (continued)

As of January 31, 2020

Industrials (4.4%)
Delta Air Lines, Inc.(c)	197,400	$11,003,076
FedEx Corp.(c)	78,300	11,325,312
Norfolk Southern Corp.(c)	61,400	12,784,094
Raytheon Co.(c)	47,000	10,384,180
		45,496,662
Information Technology (14.9%)
Apple, Inc.(c)	85,200	26,370,252
Broadcom, Inc.(c)	41,500	12,664,140
Cisco Systems, Inc.(c)	245,300	11,276,441
Intel Corp.(c)	271,100	17,331,423
Leidos Holdings, Inc.(c)	98,900	9,936,483
Microsoft Corp.(c)	111,300	18,946,599
NortonLifeLock, Inc.	1,705,400	48,467,468
TE Connectivity Ltd.(c)	106,600	9,826,388
		154,819,194
Real Estate (3.2%)
American Tower Corp., REIT(c)	51,200	11,865,088
Digital Realty Trust, Inc.(c), REIT	106,900	13,147,631
GEO Group, Inc. (The), REIT(c)	548,000	8,658,400
		33,671,119
Utilities (3.8%)
Clearway Energy, Inc., Class C(c)	300,000	6,351,000
CMS Energy Corp.(c)	146,500	10,036,715
FirstEnergy Corp.(c)	172,100	8,740,959
NextEra Energy, Inc.(c)	52,300	14,026,860
		39,155,534
Total United States		595,313,402
Total Common Stocks		1,045,613,056

PREFERRED STOCKS (1.2%)

SOUTH KOREA (1.2%)
Information Technology (1.2%)
Samsung Electronics Co., Ltd.(a)	320,300	12,520,772
Total Preferred Stocks		12,520,772

Total Long-Term Investments—102.0% (cost $884,398,486)		1,058,133,828
Total Investments—102.0% (cost $884,398,486)		1,058,133,828
Liabilities in Excess of Other Assets—(2.0)%		(20,979,663)
Net Assets—100.0%		$1,037,154,165

(a)	Fair Values are determined pursuant to procedures approved by the Fund’s Board of Directors. Unless otherwise noted, securities are valued by applying valuation factors to the exchange traded price. See Note (a) of the accompanying Notes to Portfolio of Investments.
(b)	Non-income producing security.
(c)	All or a portion of the security has been designated as collateral for the line of credit.
(d)	Denotes a security issued under Regulation S or Rule 144A.

ADR	American Depositary Receipt
PLC	Public Limited Company
REIT	Real Estate Investment Trust

See Notes to Portfolio of Investments.

Aberdeen Total Dynamic Dividend Fund

Portfolio of Investments (unaudited) (continued)

As of January 31, 2020

At January 31, 2020, the Fund's open forward foreign currency exchange contracts were as follows:

Sale Contracts Settlement Date*	Counterparty	Amount Purchased		Amount Sold		Fair Value	Unrealized Appreciation
United States Dollar/Euro
04/08/2020	State Street Bank and Trust	USD	27,481,393	EUR	24,500,000	$27,278,633	$202,760

See Notes to Portfolio of Investments.

Aberdeen Total Dynamic Dividend Fund

Notes to Portfolio of Investments (unaudited)

January 31, 2020

Summary of Significant Accounting Policies

a. Security Valuation:

The Fund values its securities at current market value or fair value, consistent with regulatory requirements. "Fair value" is defined in the Fund's Valuation and Liquidity Procedures as the price that could be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants without a compulsion to transact at the measurement date.

Equity securities that are traded on an exchange are valued at the last quoted sale price on the principal exchange on which the security is traded at the “Valuation Time” subject to application, when appropriate, of the valuation factors described in the paragraph below. Under normal circumstances, the Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern Time). In the absence of a sale price, the security is valued at the mean of the bid/ask price quoted at the close on the principal exchange on which the security is traded. Securities traded on NASDAQ are valued at the NASDAQ official closing price. Closed-end funds and exchange-traded funds ("ETFs") are valued at the market price of the security at the Valuation Time. A security using any of these pricing methodologies is determined to be a Level 1 investment.

Foreign equity securities that are traded on foreign exchanges that close prior to the Valuation Time are valued by applying valuation factors to the last sale price or the mean price as noted above. Valuation factors are provided by an independent pricing service provider. These valuation factors are used when pricing the Fund's portfolio holdings to estimate market movements between the time foreign markets close and the time the Fund values such foreign securities. These valuation factors are based on inputs such as depositary receipts, indices, futures, sector indices/ETFs, exchange rates, and local exchange opening and closing prices of each security. When prices with the application of valuation factors are utilized, the value assigned to the foreign securities may not be the same as quoted or published prices of the securities on their primary markets. A security that applies a valuation factor is determined to be a Level 2 investment because the exchange-traded price has been adjusted. Valuation factors are not utilized if the independent pricing service provider is unable to provide a valuation factor or if the valuation factor falls below a predetermined threshold; in such case, the security is determined to be a Level 1 investment.

Short-term investments are comprised of cash and cash equivalents invested in short-term investment funds which are redeemable daily. The Fund sweeps available cash into the State Street Institutional U.S. Government Money Market Fund, which has elected to qualify as a “government money market fund” pursuant to Rule 2a-7 under the Investment Company Act of 1940, and has an objective to maintain a $1.00 per share net asset value. Generally, these investment types are categorized as Level 1 investments.

In the event that a security’s market quotations are not readily available or are deemed unreliable (for reasons other than because the foreign exchange on which it trades closes before the Valuation Time), the security is valued at fair value as determined by the Fund's Pricing Committee, taking into account the relevant factors and surrounding circumstances using valuation policies and procedures approved by the Fund's Board of Directors. A security that has been fair valued by the Fund's Pricing Committee may be classified as Level 2 or Level 3 depending on the nature of the inputs.

Aberdeen Total Dynamic Dividend Fund